Consolidated Statements of Operations [Parenthetical] (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010
Share based compensation expenses	$ 7,013	$ 3,117	$ 5,455